CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 124,311	$ 137,502
Short-term investments	479,173	296,003
Accounts receivable (net of allowance for doubtful accounts of $7,821 and $7,787, respectively)	200,437	143,318
Inventories	94,690	79,185
Value added tax receivables	10,833	18,562
Other receivables	16,590	9,953
Prepayments and deposits	9,792	7,596
Deferred tax assets, net	3,483	2,481
Total current assets	939,309	694,600
Other assets	7,330	4,552
Advances for purchase of plant and equipment	6,239	15,775
Property, plant and equipment, net	237,952	207,636
Land use rights, net	55,272	46,079
Intangible assets, net	84,029	66,247
Goodwill	128,840	115,672
Total assets	1,458,971	1,150,561
Current liabilities:
Short-term bank loans	50,475
Notes payable	7,013	5,773
Accounts payable	48,501	44,322
Advances from customers	20,700	13,209
Salaries payable	38,784	26,770
Other payables	67,499	66,615
Income taxes payable	16,847	13,582
Other taxes payable	7,412	4,286
Total current liabilities	257,231	174,557
Long-term bank loan	35,025
Other long-term liabilities	2,355	1,133
Deferred tax liabilities, net	12,925	8,268
Liabilities, Noncurrent, Total	50,305	9,401
Commitments and contingencies (Note 21)
Shareholders' equity:
Ordinary shares (HK$0.001 par value, 5,000,000,000 shares authorized, 114,619,759 shares and 115,341,581 shares issued and outstanding, respectively)	15	15
Additional paid-in capital	486,314	466,613
Retained earnings	566,184	434,143
Accumulated other comprehensive income	100,139	65,830
Treasury stock	(10,160)
Total shareholders' equity	1,142,492	966,601
Non-controlling interests	8,943	2
Total equity	1,151,435	966,603
Total liabilities and shareholders' equity	$ 1,458,971	$ 1,150,561